STOCKHOLDERS' EQUITY (Equity Purchase Agreement) (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Nov. 04, 2016	Aug. 08, 2016	Apr. 27, 2016	Mar. 16, 2016	Jan. 14, 2016	Jul. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from sale of common stock	$ 324,723		$ 871,679	$ 50,000
Number of additional shares filed with the SEC under registration statement (in Shares)					25,000,000	22,000,000	5,000,000		8,000,000
Amortization of debt discounts	$ 1,262	$ 80,254	407,182	269,576
Southridge [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum amount of equity purchase agreement										$ 1,900,000
Maximum percentage of ownership										99.90%
Proceeds from sale of common stock				$ 300,000
Number of shares of stock sold				594,318
River North [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum amount of equity purchase agreement								$ 5,000,000
Maximum percentage of ownership								9.99%
Proceeds from sale of common stock			$ 871,679
Number of shares of stock sold			13,072,636
Purchase price as percentage of market price								85.00%
Number of additional shares filed with the SEC under registration statement (in Shares)								25,000,000
Convertible notes payable								$ 35,000
Interest rate on debt								10.00%
Payment of principal								$ 10,000
Amortization of debt discounts			$ 16,200
River North [Member] | Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Investment amount								73,800
Convertible notes payable								$ 90,000
Interest rate on debt								10.00%
Discount on debt								$ 9,000
River North [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Investment amount								5,000
River North [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Investment amount								$ 150,000